Supplement to the
Fidelity® Electric Vehicles and Future Transportation ETF
October 30, 2024
Summary Prospectus

Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for the fund.
The fund has changed its classification from a non-diversified to a diversified fund.
EVF-SUSTK-1224-100 1.9918794.100	December 6, 2024